Convertible Instruments	6 Months Ended	12 Months Ended
	Nov. 30, 2013	May 31, 2013
Convertible Instruments

Note 4 - Convertible Instruments

During fiscal 2010 the Company issued 400,000 shares of Series B Convertible Preferred Stock (“Series B”) at $5.00 per share for cash proceeds totaling $2,009,000, of which 95,100 shares remain outstanding at November 30, 2013. Each share of the Series B is convertible into ten shares of the Company’s common stock including any accrued dividend, with an effective fixed conversion price of $.50 per share. The holders of the Series B can only convert their shares to common shares provided the Company has sufficient authorized common shares at the time of conversion. Accordingly, the conversion option was contingent upon the Company increasing its authorized common shares, which occurred in April 2010, when the Company’s shareholders approved an increase to the authorized shares of common stock to 100,000,000. At the commitment date, which occurred upon such shareholder approval, the conversion option related to the Series B was beneficial. The intrinsic value of the conversion option at the commitment date resulted in a constructive dividend to the Series B holders of approximately $6,000,000. The constructive dividend increased and decreased additional paid-in capital by identical amounts. The Series B has liquidation preferences over the common shares at $5.00 per share plus any accrued dividends. Dividends are payable to the Series B holders when declared by the board of directors at the rate of $.25 per share per annum. Such dividends are cumulative and accrue whether or not declared and whether or not there are any profits, surplus or other funds or assets of the Company legally available. The Series B holders have no voting rights.

During the six months ended November 30, 2013 and fiscal year ended May 31, 2013, the Company issued $1,200,000 and $6,588,250, respectively, of unsecured convertible notes (the “Notes”) to investors for cash. Each Note is convertible, at the election of the holder, at any time into common shares at a fixed conversion price of the principal balance. At November 30, 2013, $4,521,250 was convertible at $.75 per share, and $100,000 was convertible at $.65 per share (see Note 5). During the three months ended November 30, 2013, six holders of six-month term convertible notes with principal totaling $850,000 elected to convert the aggregate principal plus accrued interest into Units pursuant to the Company’s private placement resulting in the issuance of 1,307,692 shares of common stock and 659,486 warrants to purchase common stock at a price of $.75 per share. In addition, one holder of a six-month term convertible note with a principal amount of $250,000 exercised his right to receive repayment. Also during the three months ended November 30, 2013, two holders of six-month term convertible notes with principal totaling $380,000 converted the aggregate principal amount, plus accrued but unpaid interest totaling $6,351, into common stock at a conversion price of $.65 per share, resulting in the issuance of a total of 594,384 shares of common stock. In addition, such holders received warrants to purchase 292,307 shares of common stock at an exercise price of $.75 per share which will expire five years after issuance. Pursuant to U.S. GAAP, these warrants are characterized as inducements to convert the debt and, as such, gave rise to the recognition of non-cash interest expense of approximately $193,000 during the three months ended November 30, 2013 based upon a Black-Scholes valuation. The holders of three-year term convertible notes with principal totaling $1,120,000 also converted, during the six months ended November 30, 2013, the aggregate principal amount into common stock at a conversion price of $.75 per share, resulting in the issuance of 1,493,333 shares of common stock. The remaining notes are payable in full between February 1, 2014 and March 6, 2016 and bear interest at rates that range from 5% to 10% per year, payable in cash semi-annually in arrears beginning on April 1, 2013. In connection with the initial sale of the Company’s convertible notes, detachable common stock warrants, with terms of two or three years, were issued to the investors to purchase a total of 9,451,056 common shares at exercise prices ranging from $.50 to $2.00 per share. The warrants are currently exercisable in full. The Company determined the fair value of the warrants using the Black-Scholes option pricing model utilizing certain weighted average assumptions such as expected stock price volatility, term of the warrants, risk-free interest rates, and expected dividend yield at the commitment date. Additionally, at the commitment date, the Company determined that the conversion option related to the Notes was beneficial to the investors. As a result, the Company determined the intrinsic value of the conversion option utilizing the fair value of the common stock at the commitment date and the effective conversion price after discounting the Notes for the fair value of the warrants. The fair value of the warrants and the intrinsic value of the conversion option were recorded as a debt discount to the Notes, and a corresponding increase to additional paid-in capital. The respective debt discounts, at the commitment dates, exceeded the face amount of the Notes, and accordingly, the discounts were limited to the cash proceeds received from the Notes. The debt discounts are being amortized over the life of the Notes. During the three and six months ended November 30, 2013 and 2012, the Company recognized approximately $1,595,000 and $3,047,000, and $ -0- and $257,300, respectively, in expense related to amortization of the debt discount. For the period October 28, 2003 through November 30, 2013, the Company recognized approximately $4,756,000 in expense related to amortization of the debt discount. The unamortized discounts are fully amortized upon the conversion of the Notes before maturity. Activity related to the Notes was as follows:

	November 30, 2013	May 31, 2013
Face amount of Notes	$7,221,250	$6,588,250

Unamortized discount	(2,692,486)	(4,539,886)
Exercise of right of repayment	(250,000)	—
Conversions	(2,350,000)	(567,000)

Total carry value of Notes	1,928,764	1,481,364
Short-term portion of Notes	(294,094)	(328,347)

Long-term portion of Notes	$1,634,670	$1,153,017

4 - Convertible Instruments

During fiscal 2010, the Company authorized the issuance of 400,000 shares of Series B Convertible Preferred Stock (Series B) at $5.00 per share. During the year ended May 31, 2013, 3,800 shares of the Series B were converted into 38,000 shares of common stock. The Series B is convertible into ten shares of the Company’s common stock including any accrued dividends, with an effective fixed conversion price of $0.50 per share. The holders of the Series B are able to convert their shares to common shares only if the Company has sufficient authorized common shares at the time of conversion. Accordingly, the conversion option was contingent upon the Company increasing its authorized common shares, which occurred in April 2010 when the Company’s shareholders approved an increase in the authorized common shares. At the commitment date, which occurred upon the shareholders approving the increase in the authorized shares, the conversion option related to the Series B was beneficial. The intrinsic value of the conversion option at the commitment date resulted in a constructive dividend to the Series B holders of approximately $6,000,000. The constructive dividend increased and decreased additional paid-in capital by the same amount. The Series B has liquidation preferences over the common shares at $5.00 per share plus any accrued dividends. Dividends are payable to the Series B holders when declared by the board of directors at the rate of $0.25 per share per annum. The Series B holders have no voting rights.

During the year ended May 31, 2013, the Company issued $6,588,250 in unsecured convertible notes (the “Notes”) to investors for cash. Each Note is convertible at the election of the holder at any time into common shares at a fixed conversion price. Total principal of $6,208,250 is convertible at $.75 per share, and $380,000 is convertible at $.65 per share. The Notes are payable in full between November 30, 2013 and March 6, 2016. The Notes bear interest at rates that range from 5% to 10% per year, payable in cash semi-annually in arrears beginning on April 1, 2013. In connection with the sale of the Notes, detachable common stock warrants with a two-year term to purchase a total of 8,527,984 common shares at exercise prices ranging from $.75 to $2.00 per share were issued to the investors, The warrants are currently exercisable in full and will expire between October 1, 2014 and May 31, 2015. The Company determined the fair value of the warrants using the Black-Scholes option pricing model utilizing certain weighted average assumptions such as expected stock price volatility, term of the warrants, risk-free interest rates, and expected dividend yield at the grant date. Additionally, at the commitment date, the Company determined that the conversion option related to the Notes was beneficial to the investors. As a result, the Company determined the intrinsic value of the conversion option utilizing the fair value of the common stock at the commitment date and the effective conversion price after discounting the Notes for the fair value of the warrants. The fair value of the warrants and the intrinsic value of the conversion option were recorded as debt discounts to the Notes, and a corresponding increase to additional paid-in capital. The debt discounts are being amortized over the life of the Notes. At the time of conversion, any unamortized discounts associated with the Notes are fully amortized and recorded as interest expense. During the year ended May 31, 2013, activity related to the Notes was as follows:

Face amount of convertible notes	$6,588,250

Debt discounts	(6,243,502)
Amortization of debt discount	1,703,616
Conversions	(567,000)

Total carrying value of convertible notes	1,481,364
Short-term portion of convertible notes	(328,347)

Long-term portion of convertible notes	$1,153,017

The Company utilized the following weighted average assumptions to value the above warrants:

Expected dividend yield	-0-%
Stock price volatility	70 – 94%
Expected term	2 years
Risk-free interest rate	.28%
Grant-date fair value	$.11 - $1.10